Financial instruments and risk management - Interest Rate Risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal outstanding	$ 5,083
Hedging instruments	4,500
Net exposure	$ (186)
Hypothetical increase in rates (as a percent)	1.00%
Impact of 1% increase in rates	$ 1
Total floating rate debt obligations
Debt Instrument [Line Items]
Principal outstanding	6,317
Hedging instruments	4,500
Net exposure	1,817
Impact of 1% increase in rates	21
Total floating rate debt obligations | Senior Credit Facilities
Debt Instrument [Line Items]
Principal outstanding	5,662
Hedging instruments	4,500
Net exposure	1,162
Impact of 1% increase in rates	15
Total floating rate debt obligations | Debt contained within VIEs
Debt Instrument [Line Items]
Principal outstanding	655
Net exposure	655
Impact of 1% increase in rates	6
Secured Debt | New Secured Notes
Debt Instrument [Line Items]
Principal outstanding	769
Net exposure	0
Impact of 1% increase in rates	0
Less: Cash and Restricted Cash
Debt Instrument [Line Items]
Principal outstanding	(2,003)
Net exposure	(2,003)
Impact of 1% increase in rates	$ (20)